Asset retirement obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset retirement obligations
Asset retirement obligations, beginning of year	$ 2,962	$ 3,114	$ 1,561
Liabilities incurred during the period	1,012	465	329
Revision of estimates (1)	490	(868)	814
Accretion of discount during the period	499	447	410
Disposals or settlements		(196)
Asset retirement obligations, end of year	$ 4,963	$ 2,962	$ 3,114